Net Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Finance Costs
Interest on borrowings	$ 32,556	$ 25,828	$ 22,644
Reclassification of cash flow hedge to consolidated statements of income	375	804	804
Total interest expense	32,931	26,632	23,448
Capitalized interest on eligible film rights and content advances	(13,263)	(7,111)	(9,729)
Total finance costs	19,668	19,521	13,719
Less: Interest Income
Unwinding of interest	(932)
Bank deposits	(923)	(2,365)	(5,709)
Total finance income	(1,855)	(2,365)	(5,709)
Net finance costs	$ 17,813	$ 17,156	$ 8,010